Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flow activities - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flow activities [Line Items]
Net cash provided by operating activities	¥ 70,255	$ 11,025	¥ 270,927	¥ 60,234
Net cash used in investing activities	(250,714)	(39,342)	(323,670)	(5,347)
Net cash provided by (used in) financing activities	¥ 179,585	$ 28,181	¥ 80,247	¥ (28,682)